Guggenheim Investment Grade CLO ETF Investment Objectives and Goals - Guggenheim Investment Grade CLO ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Guggenheim Investment Grade CLO ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Guggenheim Investment Grade CLO ETF (the “Fund”) seeks to provide a high level of current income while maximizing total return.